Significant Accounting Policies (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of fair value method for share-based compensation awards
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Schedule of fair value method for share-based compensation awards
Suboptimal exercise multiple	$ 1.0	$ 1.0	$ 2.0
Risk free interest rate	2.20%	0.30%	0.20%
Volatility	51.00%	54.00%	50.00%
Maximum [Member]
Schedule of fair value method for share-based compensation awards
Suboptimal exercise multiple	$ 1.5	$ 1.5	$ 2.5
Risk free interest rate	2.30%	2.20%	2.20%
Volatility	53.00%	56.00%	55.00%